Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about borrowings [line items]
Total long-term debt	€ 20,943	€ 25,717	€ 17,961
Less current installments	(10,582)	(4,840)	(11,632)
Long-term borrowings, excluding current installments	10,361	20,877	6,329
0.74% long-term debt payable in annual installments with final payment due April 2018 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt		520	1,035
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	6,631	7,533	8,838
6-months Euribor (360) plus a 3.9% spread long-term debt with final payment due August 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	893	2,186	3,426
3-months Euribor (360) plus a 4% spread long-term debt with final payment due August 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	2,500	3,500	4,500
6-months Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	83	123	€ 162
3-months Euribor (360) plus a 3,5% spread long-term debt with final payment due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,625	2,063
3-months Euribor (360) plus a 2.2% spread long-term debt with final payment due February 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	628	824
3-months Euribor (360) plus a 1.9% spread long-term debt with final payment due November 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,583	1,968
2.3% long-term debt with final payment due June 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	€ 7,000	€ 7,000